Organization and Business Operations - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021
Organization And Basis Of Operations [Line Items]
Gross proceeds from issuance of initial public offering					$ 276,000,000
Number of private placement warrants sold	720,000	6,550,000
Sale price per private placement warrant	$ 1.00	$ 1.00
Proceeds from private placement	$ 720,000	$ 6,550,000			$ 7,270,000
Transaction costs		13,836,086		$ 469,160
Underwriting discount		4,800,000
Deferred underwriting discount		8,400,000
Other offering costs		$ 636,086
Period of underwriters option to purchase units	45 days
Deferred underwriting fees	$ 720,000
Net proceeds placed in Trust Account	$ 276,000,000
Anticipated stock redemption price per share				$ 10.00	$ 10.00
Minimum net intangible assets required for business combination				$ 5,000,001	$ 5,000,001
Restriction on redeeming shares in case of stockholder approval of business combination				15.00%	15.00%
Business combination incomplete, percentage of stock redemption				100.00%	100.00%
Business combination, completion date of acquisition				Jan. 14, 2023	Jan. 14, 2023
Business combination incomplete, maximum dissolution expenses to be paid				$ 100,000	$ 100,000
Price per Public Share reduction to amount held in Trust Account				$ 10.00	$ 10.00
Operating bank account balance					$ 500,000
Working capital					400,000
Current asset – cash				$ 35,614	535,832
Subsequent Event [Member]
Organization And Basis Of Operations [Line Items]
Number of private placement warrants sold	720,000	6,550,000
Sale price per private placement warrant	$ 1.00	$ 1.00
Proceeds from private placement	$ 720,000	$ 6,550,000
Net proceeds placed in Trust Account	276,000,000
Held in bank account available for working capital needs	$ 1,300,000
Cash held outside trust account						$ 729,606
Sponsor | Promissory Note
Organization And Basis Of Operations [Line Items]
Promissory note - related party				150,000	0
Founder Shares | Sponsor
Organization And Basis Of Operations [Line Items]
Related party offering costs			$ 25,000
Maximum
Organization And Basis Of Operations [Line Items]
Underwriters option to purchase additional units	3,600,000
Guarantor obligation expenses, liquidation proceeds amount				$ 100,000	$ 100,000
IPO
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share	$ 10.00	$ 10.00		$ 10.00	$ 10.00
Gross proceeds from issuance of initial public offering		$ 240,000,000
Transaction costs					$ 15,831,036
Underwriting discount					5,520,000
Deferred underwriting discount					9,660,000
Other offering costs					$ 651,036
IPO | Subsequent Event [Member]
Organization And Basis Of Operations [Line Items]
Shares issued price per share		$ 10.00
Gross proceeds from issuance of initial public offering		$ 246,550,000
Transaction costs		13,836,086
Underwriting discount		4,800,000
Deferred underwriting discount		8,400,000
Other offering costs		$ 636,086
Over-allotment Option
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option	$ 36,000,000
Net proceeds placed in Trust Account	$ 276,000,000
Over-allotment Option | Subsequent Event [Member]
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option	$ 36,000,000
Net proceeds placed in Trust Account	$ 276,000,000
Initial Public Offering, Over Allotment and Private Placement
Organization And Basis Of Operations [Line Items]
Shares issued price per share	$ 10.00